Fair value option - Assets and Liabilities (Details) - Investment Management funds - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets of consolidated investment management funds:
Trading assets	$ 243	$ 516
Other assets, fair value	220	215
Total assets	463	731
Liabilities of consolidated investment management funds:
Other liabilities	2	2
Total liabilities	$ 2	$ 2